Share-Based Compensation & Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of warrant assumptions

December 31, 2020 through September 30, 2022
Risk-free interest rate	0.24 – 3.04%
Expected dividend yield	None
Expected life of warrants	3.33-10 years
Expected volatility rate	169 - 273%

Schedule of option activity

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contractual
	of Shares	Price	Life (Years)

Outstanding, December 31, 2021	650,000	$12.00	7.53
Granted	2,112,919	2.24	6.60
Exercised	(16,667)	11.10	–
Forfeited/canceled	(740,000)	10.00	–
Outstanding, September 30, 2022	2,006,251	$2.56	6.93

Exercisable, December 31, 2021	180,000	$12.00	7.01
Exercisable, September 30, 2022	1,175,059	$2.67	7.09

Outstanding, December 31, 2020	650,000	$12.00	8.53
Outstanding, September 30, 2021	650,000	$12.00	7.78

Exercisable, December 31, 2020	47,083	$12.00	6.27
Exercisable, September 30, 2021	144,167	$12.00	7.01